LIBERTY CALIFORNIA TAX-EXEMPT FUND
                       LIBERTY CONNECTICUT TAX-EXEMPT FUND
                      LIBERTY MASSACHUSETTS TAX-EXEMPT FUND
                        LIBERTY NEW YORK TAX-EXEMPT FUND
                          LIBERTY OHIO TAX-EXEMPT FUND

                   Supplement to Prospectus dated June 1, 2001

The section Managing the Funds; Portfolio Managers is revised in its entirety as follows:

Gary Swayze, a senior vice president of Colonial Management Associates, Inc. (Colonial), is the portfolio manager of each Fund and has managed the New York Fund since September, 1997, the California Fund since October ,1997, the Connecticut Fund since November, 1997, the Massachusetts Fund since July, 1998 and the Ohio Fund since December, 2001. Prior to joining Colonial in 1997, Mr. Swayze was a portfolio manager and a group leader at Fidelity Management and Research Company and the writer and editor of a bond market newsletter.


CST-36/4691-0102                     January 7, 2002

                             LIBERTY TAX-EXEMPT FUND
                             STEIN ROE INTERMEDIATE
                                 MUNICIPALS FUND

                           Supplement to Prospectuses

The Funds are managed by Kimberly Campbell. Ms. Campbell is a vice president of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated.
In addition to serving as portfolio manager of the Funds, Ms. Campbell is chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated since 1995.


G-36/471I-0102                      January 7, 2002

                        STEIN ROE MANAGED MUNICIPALS FUND

                         Supplement to Prospectus dated
                                November 1, 2001


The Prospectus is amended as follows:

The section Portfolio Managers; Managed Municipals Fund under the caption The Funds' Management is revised in its entirety as follows:

Kimberly  Campbell  has been  portfolio  manager  since  December,  2001.  Ms.
Campbell is a vice president of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated. In addition to serving as portfolio manager of the Fund, Ms. Campbell is chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated since 1995.


DIR-36/4821-0102                    January 7, 2002